Fair Value Measurements - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assets	$ 0	$ 6,000,000
Equity investments	5,000,000	5,000,000
Derivative liabilities	3,000,000	48,000,000
Minimum guaranteed payments	10,000,000
Maximum potential commitments	101,000,000			$ 107,000,000
Equity method investments, impairment loss	0	0	$ 0
Carrying Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt	4,169,000,000	5,361,000,000
Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt	4,181,000,000	$ 5,346,000,000
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assets	0
Equity investments	0
Derivative liabilities	$ 0